Condensed Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Revenue	$ 254,550	$ 376,800	$ 2,051,443	$ 1,491,111	$ 1,919,243	$ 3,321,837
Gross margin	(212,497)	237,981	721,614	498,051	438,029	1,575,292
Operating expenses:
Stock based compensation				1,582,072	1,582,072
Professional fees	13,900	41,032	72,700	570,351	590,607	38,123
Consulting					459,806
Payroll expense	77,120	132,556	244,282	280,717	360,341	244,104
General and administrative	144,804	144,657	433,480	815,137	549,628	428,875
Total operating expenses	235,824	318,245	750,462	3,248,277	3,542,454	711,102
Loss from operations	(448,321)	(80,264)	(28,848)	(2,750,226)	(3,104,425)	864,190
Other expense:
Interest expense	(2,194)	(3,655)	(6,580)	(8,872)	(11,065)
Total other expense	(2,194)	(3,655)	(6,580)	(8,872)	(11,065)
Net loss before income tax	(450,515)	(83,919)	(35,428)	(2,759,098)	(3,115,490)	864,190
Income tax
Net Loss	$ (450,515)	$ (83,919)	$ (35,428)	$ (2,759,098)	$ (3,115,490)	$ 864,190
Loss per share, basic	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.04)	$ (0.04)	$ 0.15
Loss per share, diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.04)	$ (0.04)	$ 0.15
Weighted average shares outstanding, basic	100,055,935	99,818,544	100,055,935	70,442,017	77,906,347	5,777,120
Weighted average shares outstanding, diluted	100,055,935	99,818,544	100,055,935	70,442,017	82,906,347	5,777,120
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Commission expense	$ (216,453)	$ (103,069)	$ (807,080)	$ (459,310)	$ (802,464)	$ (1,250,920)
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Commission expense	$ (250,594)	$ (35,750)	$ (522,749)	$ (533,750)	$ (678,750)	$ (495,625)